Financial instruments - Schedule of Provides a Reconciliation of Level 3 Financial Instruments (Details) - Level 3 - Tranche A Conversion Feature $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Derivative Financial Liabilities [Roll Forward]
Beginning balances	$ 118,830
Issuance	0
Revaluation	(79,116)
Transfer to Level 1	0
Extinguishment	0
Ending balances	$ 39,714